Employee Benefits	12 Months Ended
Dec. 31, 2012
Employee Benefits [Abstract]
Employee Benefits

NOTE 13 Employee Benefits

All eligible full-time employees of the Bank that were hired prior to 2002 were included in a noncontributory retirement plan sponsored by the Financial Institutions Retirement Fund (FIRF). The Home Federal Savings Bank (Employer #8006) plan participates in the Pentegra Defined Benefit Plan for Financial Institutions (the Pentegra DB Plan). The Pentegra DB Plan’s Employer Identification Number is 13-5645888 and the Plan number is 333. The Pentegra DB Plan operates as a multi-employer plan for accounting purposes and as a multi-employer plan under the Employee Retirement Income Security Act of 1974 and the Internal Revenue Code. There are no collective bargaining agreements in place that require contributions to the Pentegra DB Plan.

The Pentegra DB Plan is a single plan under Internal Revenue Code Section 413(c) and, as a result, all of the assets stand behind all of the liabilities. Accordingly, under the Pentegra DB Plan, contributions made by the participating employer may be used to provide benefits to participants of other participating employers.

Effective September 1, 2002, the accrual of benefits for existing participants was frozen and no new enrollments were permitted into the plan. The actuarial present value of accumulated plan benefits and net assets available for benefits relating to the Bank’s employees was not available at December 31, 2012 because such information is not accumulated for each participating institution. As of June 30, 2012, the Pentegra DB Plan valuation report reflected that the Bank was obligated to make a contribution totaling $172,000 which was expensed during 2012.

Funded status (market value of plan assets divided by funding target) as of July 1 for the 2012, 2011 and 2010 plan years were 95.77%, 80.39% and 83.20%, respectively. Market value of plan assets reflects any contribution received through June 30, 2012.

Total employer contributions made to the Pentegra DB Plan, as reported on Form 5500, equal $299,729,000, $203,582,000 and $133,930,000 for the plan years ended June 30, 2011, 2010 and 2009, respectively. The Bank’s contributions to the Pentegra DB Plan are not more than 5% of the total contributions to the Pentegra DB Plan. There is no funding improvement plan or rehabilitation plan as part of this multi-employer plan.

The following contributions were paid by the Bank during the fiscal years ending December 31,

(Dollars in thousands)
2012			2011		2010
Date Paid	Amount		Date Paid	Amount	Date Paid	Amount
1/09/2012	$234	**
10/12/2012	38
12/31/2012	134		10/14/2011	$57	12/30/2010	$237

Total	$406			$57		$237

** - An additional contribution of $234,000 was accrued at December 31, 2011 and paid in the first quarter of 2012.

The Company has a qualified, tax-exempt savings plan with a deferred feature qualifying under Section 401(k) of the Internal Revenue Code (the 401(k) Plan). All employees who have attained 18 years of age are eligible to participate in the 401(k) Plan. Participants are permitted to make contributions to the 401(k) Plan equal to the lesser of 50% of the participant’s annual salary or the maximum allowed by law, which was $17,000 for 2012 and $16,500 for 2011. The Company matches 25% of each participant’s contributions up to a maximum of 8% of the participant’s annual salary. Participant contributions and earnings are fully and immediately vested. The Company’s contributions are vested on a three year cliff basis, are expensed annually, and were $158,000, $159,000, and $165,000, in 2012, 2011, and 2010, respectively.

The Company has adopted an Employee Stock Ownership Plan (the ESOP) that meets the requirements of Section 4975(e)(7) of the Internal Revenue Code and Section 407(d)(6) of the Employee Retirement Income Security Act of 1974, as amended (ERISA) and, as such, the ESOP is empowered to borrow in order to finance purchases of the common stock of HMN. The ESOP borrowed $6.1 million from the Company to purchase 912,866 shares of common stock in the initial public offering of HMN. As a result of a merger with Marshalltown Financial Corporation (MFC), the ESOP borrowed $1.5 million to purchase an additional 76,933 shares of HMN common stock to account for the additional employees and avoid dilution of the benefit provided by the ESOP. The ESOP debt requires quarterly payments of principal plus interest at 7.52%. The Company has committed to make quarterly contributions to the ESOP necessary to repay the loans including interest. The Company contributed $527,000 in 2012 and $525,000 in 2011 and 2010.

As the debt is repaid, ESOP shares that were pledged as collateral for the debt are released from collateral and allocated to eligible employees based on the proportion of debt service paid in the year. The Company accounts for its ESOP in accordance with ASU 718, Employers’ Accounting for Employee Stock Ownership Plans. Accordingly, the shares pledged as collateral are reported as unearned ESOP shares in stockholders’ equity. As shares are determined to be ratably released from collateral, the Company reports compensation expense equal to the current market price of the shares, and the shares become outstanding for earnings per share computations. ESOP compensation expense was $68,000, $58,000, and $109,000, respectively, for 2012, 2011 and 2010.

All employees of the Bank are eligible to participate in the ESOP after they attain age 18 and complete one year of service during which they worked at least 1,000 hours. A summary of the ESOP share allocation is as follows for the years ended:

	2012	2011	2010
Shares allocated to participants beginning of the year	339,991	335,453	333,678
Shares allocated to participants	24,378	24,317	24,317
Shares purchased	2,353	42	38
Shares distributed to participants	(16,183)	(19,821)	(22,580)

Shares allocated to participants end of year	350,539	339,991	335,453

Unreleased shares beginning of the year	401,452	425,769	450,086
Shares released during year	(24,378)	(24,317)	(24,317)

Unreleased shares end of year	377,074	401,452	425,769

Total ESOP shares end of year	727,613	741,443	761,222

Fair value of unreleased shares at December 31	$1,308,447	778,817	1,196,411

In March 2001, the Company adopted the HMN Financial, Inc. 2001 Omnibus Stock Plan (2001 Plan). In April 2009, this plan was superseded by the HMN Financial, Inc. 2009 Equity and Incentive Plan (2009 Plan) and options or restricted shares may no longer be awarded from the 2001 Plan. As of December 31, 2012, there were 45,540 vested options under the 2001 Plan that remained unexercised. These options expire 10 years from the date of grant and have an average exercise price of $28.21. As of December 31, 2012, all shares of restricted stock granted under the 2001 Plan have vested.

In April 2009, the Company adopted the 2009 Plan. The purpose of the 2009 Plan is to provide key personnel and advisors with an opportunity to acquire a proprietary interest in the Company. The opportunity to acquire a proprietary interest in the Company will aid in attracting, motivating and retaining key personnel and advisors, including non-employee directors, and will align their interest with those of the Company’s stockholders. 350,000 shares of HMN common stock were initially available for distribution under the 2009 Plan in either restricted stock or stock options, subject to adjustment for future stock splits, stock dividends and similar changes to the capitalization of the Company. Additionally, shares of restricted stock that are awarded are counted as 1.2 shares for purposes of determining the total shares available for issue under the 2009 Plan. As of December 31, 2012, there were 9,000 vested and 6,000 unvested options under the 2009 Plan that remain unexercised. These options expire 10 years from the date of grant and have an average exercise price of $4.77.

A summary of activities under all plans for the past three years is as follows:

					Unvested options
	Shares available for grant	Restricted shares outstanding	Options outstanding	Award value/ weighted average exercise price	Number	Weighted average grant date fair value	Vesting Period
1995 Plan
December 31, 2009	0	0	40,500	$13.10	0	$0
Forfeited/expired	0	0	(25,500)	11.25	0	0

December 31, 2010	0	0	15,000	16.25	0	0
Forfeited/expired	0	0	0	0	0	0

December 31, 2011	0	0	15,000	16.25	0	0
Forfeited/expired	0	0	(15,000)	16.25	0	0

December 31, 2012	0	0	0	0	0	0

2001 Plan
December 31, 2009	0	14,515	145,371	19.91	102,831	1.49
Forfeited/expired	0	0	(5,921)	16.13	(5,921)	1.43
Forfeited/expired	0	(170)	0	0	0	0
Vested	0	(8,904)	0	0	(3,102)	3.52

December 31, 2010	0	5,441	139,450	20.07	93,808	1.43
Vested	0	(5,441)	0	0	(21,292)	1.43

December 31, 2011	0	0	139,450	20.07	72,516	1.43
Forfeited/expired	0	0	(93,910)	16.13	0	0
Vested	0	0	0	0	(72,516)	1.43

December 31, 2012	0	0	45,540	28.21	0	0

2009 Plan
December 31, 2009	236,134	82,388	15,000	4.77	15,000	4.41
Granted January 26, 2010	(85,290)	71,075	0	N/A	0	0	3 years
Forfeited/expired	7,118	(5,790)	0	0	0	0
Forfeited/expired	5,921	0	0	0	0	0
Vested	0	(13,630)	0	0	(3,000)	4.41

December 31, 2010	163,883	134,043	15,000	4.77	12,000	4.41
Granted January 27, 2011	(93,600)	78,000	0	N/A	0	0	3 years
Forfeited/expired	538	(448)	0	0	0	0
Vested	0	(48,825)	0	0	(3,000)	4.41

December 31, 2011	70,821	162,770	15,000	4.77	9,000	4.41
Granted January 27, 2012	(43,236)	36,030	0	N/A	0	0	3 years
Forfeited	470	(392)	0	0	0	0
Forfeited/expired	93,910	0	0	0	0	0
Vested	0	(36,246)	0	0	(3,000)	4.41

December 31, 2012	121,965	162,162	15,000	4.77	6,000	0

Total all plans	121,965	162,162	60,540	$22.40	6,000	$4.41

The following table summarizes information about stock options outstanding at December 31, 2012:

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life in Years	Number Exercisable	Number Unexercisable	Unrecognized Compensation Expense	Weighted Average Years Over Which Unrecognized Compensation will be Recognized
$27.66	15,540	1.2	15,540	0	$0	N/A
26.98	15,000	1.6	15,000	0	0	N/A
30.00	15,000	2.4	15,000	0	0	N/A
4.77	15,000	6.4	9,000	6,000	4,701	1.4

	60,540		54,540	6,000	$4,701

The Company will issue shares from treasury stock upon the exercise of outstanding options.

Prior to January 1, 2006, the Company used the intrinsic value method as described in APB Opinion No. 25 and related interpretations to account for its stock incentive plans. Accordingly, there were no charges or credits to expense with respect to the granting or exercise of options since the options were issued at fair value on the respective grant dates. On January 1, 2006, the Company adopted FAS No. 123(R) (ASC 718), which replaced FAS No. 123 and supersedes APB Opinion No. 25. In accordance with this standard, the Company recognized compensation expense in 2012, 2011 and 2010 relating to stock options over the vesting period. The amount of the expense was determined under the fair value method.

The fair value for each option grant is estimated on the date of the grant using a Black Scholes option valuation model. There were no options granted in 2012, 2011 or 2010.